Shareholders' Equity - Changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Shareholders' Equity
Beginning balance	$ 1,234	$ 1,334	$ 984
Net changes prior to reverse recapitalization, net of tax benefit	(40)
Allocated to non-controlling interest	1,180	1,180		$ 1
Ending balance	1,266	1,266	812
Net of tax benefit		0	0
Currency translation adjustments
Shareholders' Equity
Beginning balance		(38)	(23)
Net changes prior to reverse recapitalization, net of tax benefit		(59)
Allocated to non-controlling interest	85	85
Net changes during the period, net of tax benefit		(4)	(2)
Ending balance	(16)	(16)	(25)
Defined benefit plan related
Shareholders' Equity
Beginning balance		(128)	(160)
Allocated to non-controlling interest	112	112
Ending balance	(16)	(16)	(160)
Unrealized gain on cash flow hedge and hedge of investments in foreign subsidiary
Shareholders' Equity
Beginning balance		4	4
Net changes prior to reverse recapitalization, net of tax benefit		12
Allocated to non-controlling interest	(14)	(14)
Ending balance	2	2	4
Accumulated other comprehensive loss
Shareholders' Equity
Beginning balance	(169)	(162)	(179)
Net changes prior to reverse recapitalization, net of tax benefit	(40)	(47)
Allocated to non-controlling interest	183	183
Net changes during the period, net of tax benefit		(4)	(2)
Ending balance	$ (30)	$ (30)	$ (181)